COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Capital commitments
COMMITMENTS
Commitments to purchase property, plant and equipment	$ 30.2
Future materials purchase commitments
Total	30.2
Materials purchase commitments
Future materials purchase commitments
Aggregate purchase under take and pay contract	35.8
Wafer
Future materials purchase commitments, Volume
2013	150,000,000
2014	500,000,000
2015	625,000,000
2016	625,000,000
2017	625,000,000
Thereafter	1,875,000,000
Total	4,400,000,000
Polysilicon
COMMITMENTS
Commitments to purchase property, plant and equipment	225.8
Future materials purchase commitments, Volume
2013	2,900
2014	3,830
2015	3,960
2016	2,650
2017	2,650
Thereafter	7,950
Total	23,940
Future materials purchase commitments
2013	43.6
2014	42.0
2015	41.0
2016	34.4
2017	32.8
Thereafter	32.0
Total	$ 225.8
Revised term of contract	3 months